Guarantees, commitments and risks - Sensitivity EUR (Details) - Strategic liquidity risk - Euro - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Value at risk	€ 160	€ 300
Minimum
Guarantees, commitments and risks
Value at risk	160	290
Maximum
Guarantees, commitments and risks
Value at risk	300	400
Average
Guarantees, commitments and risks
Value at risk	€ 230	€ 330